Financial Instruments and Risk Management - Company's Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets:
Marketable securities	$ 7,012	$ 6,046
Liabilities:
Contingent consideration in connection with the AMST assets acquisition	1,471
Level 1 [Member]
Assets:
Marketable securities	7,012	6,046
Level 3 [Member]
Liabilities:
Contingent consideration in connection with the AMST assets acquisition	1,471
Not Designated as Hedging Instruments [Member]
Assets:
Derivative Fair Value of Derivative Asset	4,336
Liabilities:
Derivative Fair Value of Derivative Liability	130	457
Not Designated as Hedging Instruments [Member] | Level 2 [Member]
Assets:
Derivative Fair Value of Derivative Asset	4,336
Liabilities:
Derivative Fair Value of Derivative Liability	130	457
Designated as Hedging Instruments [Member]
Assets:
Derivative Fair Value of Derivative Asset	402	288
Liabilities:
Derivative Fair Value of Derivative Liability	9,489	1,486
Designated as Hedging Instruments [Member] | Level 2 [Member]
Assets:
Derivative Fair Value of Derivative Asset	402	288
Liabilities:
Derivative Fair Value of Derivative Liability	$ 9,489	$ 1,486